Retirement Benefit Plans - Summary of Sensitivity of Defined Benefit Obligation to Changes in Weighted Average Assumptions (Detail)	Dec. 31, 2017	Dec. 31, 2016
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Assumption	1.00%	1.00%
Increase in Assumption	15.00%	13.00%
Decrease in Assumption	17.00%	15.00%
Rate of increase in future compensation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Assumption	1.00%	1.00%
Increase in Assumption	1.00%	1.00%
Decrease in Assumption	1.00%	1.00%
Medical cost claim trend rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Assumption	1.00%	1.00%
Increase in Assumption	2.00%	2.00%
Decrease in Assumption	2.00%	2.00%